DERIVATIVE FINANCIAL INSTRUMENT AND HEDGE ACCOUNTING (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Fair Value	$ 1,248,775	$ 1,102,769
3 Months [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	29,408,668	23,112,456
3 Months to 1 Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	31,455,855	18,697,647
More than 1 Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	51,833,402	65,408,651
Derivative Financial Instruments [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	1,248,775	1,102,769
Derivative Financial Instruments [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	316,901	177,590
Derivative Financial Instruments [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	396,239	389,784
Derivative Financial Instruments [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	534,505	534,087
Derivative Financial Instruments [Member] | Foreign Currency Call Option [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	421	977
Derivative Financial Instruments [Member] | Foreign Currency Put Option [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value	709	331
Derivative Financial Instruments [Member] | 3 Months [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	14,770,439	11,951,823
Derivative Financial Instruments [Member] | 3 Months [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	8,855,360	10,287,421
Derivative Financial Instruments [Member] | 3 Months [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	92,772	63,647
Derivative Financial Instruments [Member] | 3 Months [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,781,923	1,535,239
Derivative Financial Instruments [Member] | 3 Months [Member] | Foreign Currency Call Option [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	33,709	50,178
Derivative Financial Instruments [Member] | 3 Months [Member] | Foreign Currency Put Option [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	6,675	15,338
Derivative Financial Instruments [Member] | 3 Months to 1 Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	16,343,459	9,654,843
Derivative Financial Instruments [Member] | 3 Months to 1 Year [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,728,141	6,857,963
Derivative Financial Instruments [Member] | 3 Months to 1 Year [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	299,288	260,672
Derivative Financial Instruments [Member] | 3 Months to 1 Year [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	10,258,903	2,471,415
Derivative Financial Instruments [Member] | 3 Months to 1 Year [Member] | Foreign Currency Call Option [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	47,300	50,222
Derivative Financial Instruments [Member] | 3 Months to 1 Year [Member] | Foreign Currency Put Option [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	9,827	14,571
Derivative Financial Instruments [Member] | More than 1 Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	27,482,621	31,598,073
Derivative Financial Instruments [Member] | More than 1 Year [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	700,252	1,348,556
Derivative Financial Instruments [Member] | More than 1 Year [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	3,260,432	3,559,276
Derivative Financial Instruments [Member] | More than 1 Year [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	23,469,906	26,689,571
Derivative Financial Instruments [Member] | More than 1 Year [Member] | Foreign Currency Call Option [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	26,223	670
Derivative Financial Instruments [Member] | More than 1 Year [Member] | Foreign Currency Put Option [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 25,808